Estimated Fair Values and Carrying Amounts of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Derivative assets, gross	$ 46,010		$ 40,252
Derivative liabilities, gross	(5,605)		(12,259)
Derivative assets (liabilities), net	40,405		27,993
Current derivative assets, net	42,516		12,840
Current derivative liabilities, net	(436)		(1,505)
Current derivative assets (liabilities), net	42,080		11,335
Long-term derivative assets, net	517		16,785
Long-term derivative liabilities, net	(2,192)		(127)
Long-term derivative assets (liabilities), net	(1,675)		16,658
Netting adjustments
Derivative [Line Items]
Derivative assets, gross	2,977	[1]	10,627	[1]
Derivative liabilities, gross	(2,977)	[1]	(10,627)	[1]
Natural gas | Swaps
Derivative [Line Items]
Derivative assets, gross	13,642		30,124
Derivative liabilities, gross	(1,487)
Derivative assets (liabilities), net	12,155		30,124
Natural gas | Basis protection swaps
Derivative [Line Items]
Derivative liabilities, gross	(1,599)		(1,268)
Derivative assets (liabilities), net	(1,599)		(1,268)
Crude oil derivatives | Swaps
Derivative [Line Items]
Derivative assets, gross	4,957		3,832
Derivative liabilities, gross	(1,339)		(9,744)
Derivative assets (liabilities), net	3,618		(5,912)
Crude oil derivatives | Costless collar
Derivative [Line Items]
Derivative assets, gross	27,411		6,296
Derivative liabilities, gross	(1,180)		(1,247)
Derivative assets (liabilities), net	$ 26,231		$ 5,049

[1]	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty.